Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 24.1	$ 28.9
Issued shares	1,057,639,000	1,100,672,000
Authorized shares, shares	3,200,000,000	3,200,000,000